Investment Objectives and Goals	Oct. 09, 2025
AlphaDroid Broad Markets Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	AlphaDroid® Broad Markets Momentum ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AlphaDroid® Broad Markets Momentum ETF (the “Broad Markets ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the AlphaDroid® EZ-MO Broad Markets Momentum Index (“Broad Markets Index” or the “Index”).
AlphaDroid Defensive Sector Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	AlphaDroid® Defensive Sector Rotation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AlphaDroid® Defensive Sector Rotation ETF (the “Defensive Sector ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the AlphaDroid® EZ-RO Defensive Sector Rotation Index (“Defensive Sector Index” or the “Index”).